Note Rental expense and commitments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leases Future Minimum Payments Due Abstract
Operating leases - 2019	$ 33,347	[1]
Operating leases - 2020	29,517	[1]
Operating leases - 2021	26,892	[1]
Operating leases - 2022	23,280	[1]
Operating leases - 2023	21,147	[1]
Operating leases - later years	77,899	[1]
Operating leases - Total	212,082	[1]
Capital leases - 2019	1,690	[2]
Capital leases - 2020	1,881	[2]
Capital leases - 2021	2,086	[2]
Capital leases - 2022	2,307	[2]
Capital leases - 2023	2,544	[2]
Capital leases - later years	9,904	[2]
Capital leases - Total	$ 20,412	[2]

[1]	Minimum payments of operating leases have not been reduced by minimum non-cancelable sublease rentals due in the future of $ 0.1 million at December 31, 2018 .
[2]	Imputed interest necessary to reduce the minimum lease payment s to present value amounted to $ 6.3 million